Earnings Per Share - Weighted Average Number of Shares Outstanding (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Class L Shares [Member]
Weighted average number of shares outstanding:
Basic			9,984
Dilutive impact of stock options:
Dilutive impact			424
Diluted			10,408
Common Class A [Member]
Weighted average number of shares outstanding:
Basic	78,875	61,528	10,989
Dilutive impact of stock options:
Dilutive impact	1,443	1,995
Diluted	80,318	63,523	10,989